Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

21.    SEGMENT REPORTING

The operations of the Company are organized into two segments, consisting of Baidu Core and iQIYI. Baidu Core mainly consisting of keyword-based marketing services targeted at and triggered by internet users’ search queries, which mainly include P4P services and other online marketing services, artificial intelligence-enabled new business initiatives and internet financial services. iQIYI is an online video platform with a content library that includes licensed movies, television series, cartoons, variety shows, self-produced programs and other programs.

The Company derives the results of the segments directly from its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Group’s segment operating results for the years ended December 31, 2015.

	For the year ended December 31, 2015
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Revenues:
Online marketing services	60,312	3,400	325	64,037
Other services	917	1,919	(491)	2,345

Total revenues	61,229	5,319	(166)	66,382

Operating costs and expenses:
Cost of revenues	(21,591)	(6,042)	175	(27,458)
Selling, general and administrative	(15,917)	(1,204)	45	(17,076)
Research and development	(9,671)	(500)	(5)	(10,176)

Total operating costs and expenses	(47,179)	(7,746)	215	(54,710)

Operating profit (loss)	14,050	(2,427)	49	11,672

Other income:
Interest income	2,413	5	(56)	2,362
Interest expense	(1,041)	(55)	55	(1,041)
Foreign exchange income (loss), net	238	(77)	21	182
Income (loss) from equity method investments	5	(1)	—	4
Other income (loss), net	24,736	(8)	—	24,728

Total other income (loss), net	26,351	(136)	20	26,235

Income (loss) before income taxes	40,401	(2,563)	69	37,907

Income taxes	(5,523)	(11)	59	(5,475)

Net income (loss)	34,878	(2,574)	128	32,432

The table below provides a summary of the Group’s segment operating results for the years ended December 31, 2016.

	For the year ended December 31, 2016
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Revenues:
Online marketing services	57,944	5,650	931	64,525
Other services	1,526	5,587	(1,089)	6,024

Total revenues	59,470	11,237	(158)	70,549

Operating costs and expenses:
Cost of revenues	(23,806)	(11,437)	(35)	(35,278)
Selling, general and administrative	(13,493)	(1,766)	188	(15,071)
Research and development	(9,298)	(824)	(29)	(10,151)

Total operating costs and expenses	(46,597)	(14,027)	124	(60,500)

Operating profit (loss)	12,873	(2,790)	(34)	10,049

Other income:
Interest income	2,426	17	(101)	2,342
Interest expense	(1,149)	(110)	101	(1,158)
Foreign exchange income (loss), net	747	(239)	—	508
Loss from equity method investments	(1,026)	—	—	(1,026)
Other income, net	3,732	61	1	3,794

Total other income (loss), net	4,730	(271)	1	4,460

Income (loss) before income taxes	17,603	(3,061)	(33)	14,509

Income taxes	(2,915)	(13)	15	(2,913)

Net income (loss)	14,688	(3,074)	(18)	11,596

The table below provides a summary of the Group’s operating segment operating results for the years ended December 31, 2017.

	For the year ended December 31, 2017
	Baidu Core		iQIYI		Intersegment eliminations & adjustments		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Revenues:
Online marketing services	63,880	9,818	8,159	1,254	1,107	170	73,146	11,242
Other services	3,801	584	9,219	1,417	(1,357)	(209)	11,663	1,792

Total revenues	67,681	10,402	17,378	2,671	(250)	(39)	84,809	13,034

Operating costs and expenses:
Cost of revenues	(25,688)	(3,949)	(17,386)	(2,672)	12	2	(43,062)	(6,619)
Selling, general and administrative	(10,586)	(1,627)	(2,675)	(411)	133	20	(13,128)	(2,018)
Research and development	(11,692)	(1,797)	(1,270)	(195)	34	5	(12,928)	(1,987)

Total operating costs and expenses	(47,966)	(7,373)	(21,331)	(3,278)	179	27	(69,118)	(10,624)

Operating profit (loss)	19,715	3,029	(3,953)	(607)	(71)	(12)	15,691	2,410

Other income:
Interest income	3,231	497	83	13	(160)	(25)	3,154	485
Interest expense	(1,497)	(230)	(278)	(43)	160	25	(1,615)	(248)
Foreign exchange (loss) income, net	(883)	(136)	401	62	—	—	(482)	(74)
Income from equity method investments	(63)	(10)	—	—	—	—	(63)	(10)
Other income, net	4,597	707	2	—	(1)	—	4,598	707

Total other income, net	5,385	828	208	32	(1)	—	5,592	860

Income (loss) before income taxes	25,100	3,857	(3,745)	(575)	(72)	(12)	21,283	3,270

Income taxes	(3,001)	(461)	8	1	(2)	—	(2,995)	(460)

Net income (loss)	22,099	3,396	(3,737)	(574)	(74)	(12)	18,288	2,810